Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Employees	$ 60,171	$ 51,867	$ 23,107	$ 56,946
Government institution	15,183	18,231	11,748	17,754
Expenses payable	73,373	68,455	(11,693)	3,708
Chief scientist	71,719	9,872
Other	125,543	(189)	41,786	3,049
Total Other Liabilities, Current	$ 345,989	$ 148,236	$ 64,948	$ 81,457